UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-805

Salomon Brothers Investors Value Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

INVESTORS VALUE FUND INC.

FORM N-Q

SEPTEMBER 30, 2005

SOLOMON BROTHERS INVESTORS VALUE FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 1.6%
895,000	McDonald’s Corp.	$29,973,550

Household Durables - 1.0%
828,500	Newell Rubbermaid Inc. (a)	18,765,525

Media - 9.5%
984,690	Comcast Corp., Class A Shares*	28,930,192
156,540	Discovery Holding Co., Class A Shares (a)*	2,260,438
620,700	EchoStar Communications Corp., Class A Shares*	18,354,099
125,485	Liberty Global Inc., Class A Shares*	3,398,134
125,485	Liberty Global Inc., Series C Shares*	3,231,239
2,507,100	Liberty Media Corp., Class A Shares*	20,182,155
2,799,500	News Corp., Class B Shares (a)	46,191,750
662,100	SES Global SA, FDR	10,418,599
1,766,200	Time Warner Inc.	31,985,882
560,900	Viacom Inc., Class B Shares	18,515,309

	Total Media	183,467,797

Multiline Retail - 1.8%
383,200	J.C. Penney Co. Inc.	18,171,344
328,100	Target Corp.	17,038,233

	Total Multiline Retail	35,209,577

	TOTAL CONSUMER DISCRETIONARY	267,416,449

CONSUMER STAPLES - 8.6%
Food & Staples Retailing - 2.9%
1,614,800	Kroger Co.*	33,248,732
515,200	Wal-Mart Stores Inc.	22,576,064

	Total Food & Staples Retailing	55,824,796

Food Products - 0.9%
879,800	Sara Lee Corp.	16,672,210

Household Products - 1.1%
349,800	Kimberly-Clark Corp. (a)	20,823,594

Tobacco - 3.7%
980,500	Altria Group Inc.	72,272,655

	TOTAL CONSUMER STAPLES	165,593,255

ENERGY - 12.9%
Energy Equipment & Services - 4.7%
869,100	ENSCO International Inc.	40,491,369
503,400	GlobalSantaFe Corp.	22,965,108
205,600	Halliburton Co.	14,087,712
169,400	Nabors Industries Ltd.*	12,168,002

	Total Energy Equipment & Services	89,712,191

Oil, Gas & Consumable Fuels - 8.2%
236,300	Burlington Resources Inc.	19,215,916
551,400	Marathon Oil Corp.	38,008,002
147,100	Nexen Inc.	7,010,786
321,900	Royal Dutch Shell PLC, ADR, Class A Shares	21,129,516
289,600	Suncor Energy Inc.	17,529,488
400,600	Total SA, Sponsored ADR (a)	54,409,492

	Total Oil, Gas & Consumable Fuels	157,303,200

	TOTAL ENERGY	247,015,391

FINANCIALS - 27.9%
Capital Markets - 3.5%
229,100	Goldman Sachs Group Inc.	27,853,978

See Notes to Schedule of Investments.

SOLOMON BROTHERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Capital Markets - 3.5% (continued)
653,000	Merrill Lynch & Co. Inc.	$40,061,550

	Total Capital Markets	67,915,528

Commercial Banks - 8.4%
1,431,878	Bank of America Corp.	60,282,064
332,200	Comerica Inc.	19,566,580
619,300	U.S. Bancorp	17,389,944
564,600	Wachovia Corp.	26,869,314
644,000	Wells Fargo & Co.	37,719,080

	Total Commercial Banks	161,826,982

Consumer Finance - 4.1%
494,700	American Express Co.	28,415,568
503,600	Capital One Financial Corp.	40,046,272
431,600	MBNA Corp.	10,634,624

	Total Consumer Finance	79,096,464

Diversified Financial Services - 1.5%
828,260	JPMorgan Chase & Co.	28,102,862

Insurance - 5.9%
678,000	American International Group Inc.	42,008,880
242,300	Chubb Corp. (a)	21,697,965
340,800	Loews Corp.	31,493,328
385,200	St. Paul Travelers Cos. Inc.	17,283,924

	Total Insurance	112,484,097

Real Estate - 2.0%
587,800	Equity Office Properties Trust	19,226,938
511,000	Equity Residential	19,341,350

	Total Real Estate	38,568,288

Thrifts & Mortgage Finance - 2.5%
448,900	Freddie Mac	25,344,894
379,500	Golden West Financial Corp.	22,538,505

	Total Thrifts & Mortgage Finance	47,883,399

	TOTAL FINANCIALS	535,877,620

HEALTH CARE - 7.8%
Health Care Providers & Services - 3.2%
549,900	UnitedHealth Group Inc.	30,904,380
394,000	WellPoint Inc.*	29,873,080

	Total Health Care Providers & Services	60,777,460

Pharmaceuticals - 4.6%
346,200	Johnson & Johnson	21,907,536
391,400	Novartis AG, Sponsored ADR	19,961,400
833,900	Pfizer Inc.	20,822,483
640,600	Sanofi-Aventis, ADR	26,616,930

	Total Pharmaceuticals	89,308,349

	TOTAL HEALTH CARE	150,085,809

INDUSTRIALS - 6.8%
Aerospace & Defense - 4.4%
569,300	Boeing Co.	38,683,935
528,300	Raytheon Co.	20,085,966
497,500	United Technologies Corp.	25,790,400

	Total Aerospace & Defense	84,560,301

Commercial Services & Supplies - 1.0%
368,500	Avery Dennison Corp. (a)	19,305,715

Industrial Conglomerates - 1.4%
363,900	Textron Inc.	26,098,908

See Notes to Schedule of Investments.

SOLOMON BROTHERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
	TOTAL INDUSTRIALS	129,964,924

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 4.4%
689,100	Comverse Technology Inc.*	$18,102,657
2,181,700	Nokia Oyj, Sponsored ADR (a)	36,892,547
9,081,600	Nortel Networks Corp.*	29,606,016

	Total Communications Equipment	84,601,220

Computers & Peripherals - 1.9%
234,000	International Business Machines Corp.	18,771,480
301,400	Lexmark International Inc., Class A Shares*	18,400,470

	Total Computers & Peripherals	37,171,950

Semiconductors & Semiconductor Equipment - 0.8%
336,400	Maxim Integrated Products Inc.	14,347,460

Software - 1.9%
1,423,900	Microsoft Corp.	36,636,947

	TOTAL INFORMATION TECHNOLOGY	172,757,577

MATERIALS - 1.8%
Chemicals - 1.8%
298,300	Air Products & Chemicals Inc.	16,448,262
457,900	E.I. du Pont de Nemours & Co.	17,935,943

	TOTAL MATERIALS	34,384,205

TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 1.9%
484,040	AT&T Corp.	9,583,992
1,130,600	SBC Communications Inc.	27,100,482

	Total Diversified Telecommunication Services	36,684,474

Wireless Telecommunication Services - 4.7%
579,400	ALLTEL Corp.	37,724,734
2,235,953	Sprint Nextel Corp.	53,170,962

	Total Wireless Telecommunication Services	90,895,696

	TOTAL TELECOMMUNICATION SERVICES	127,580,170

UTILITIES - 1.3%
Multi-Utilities - 1.3%
546,000	Sempra Energy	25,694,760

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,545,314,715)	1,856,370,160

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 8.0%
Repurchase Agreements - 1.9%
$12,000,000	Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Banc of America Securities LLC, 3.800% due 10/3/05; Proceeds at maturity- $12,003,800; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 3/14/25; Market value - $12,240,027)	$12,000,000
12,121,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05; Proceeds at maturity-$12,124,889; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $12,363,426)	12,121,000
12,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05; Proceeds at maturity - $12,003,810; (Fully collateralized by various U.S. government agency obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $12,240,062)	12,000,000

See Notes to Schedule of Investments.

SOLOMON BROTHERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements - 1.9% (continued)
	Total Repurchase Agreements (Cost - $36,121,000)	$36,121,000

SHARES
Securities Purchased from Securities Lending Collateral - 6.1%
118,509,533	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $118,509,533)	118,509,533

	TOTAL SHORT-TERM INVESTMENTS (Cost - $154,630,533)	154,630,533

	TOTAL INVESTMENTS - 104.6% (Cost - $1,699,945,248#)	2,011,000,693
	Liabilities in Excess of Other Assets - (4.6)%	(88,534,357)

	TOTAL NET ASSETS - 100.0%	$1,922,466,336

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Notes 1 and 2).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”) and the Salomon Brothers Investors Value Fund Inc (“Investors Value Fund”).

The Investors Value Fund is a diversified open-end management investment company incorporated in Maryland.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The “local” and “foreign” shares’ market values may differ.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedule of Investments (unaudited) (continued)

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$361,862,425
Gross unrealized depreciation	(50,806,980)

Net unrealized appreciation	$311,055,445

At September 30, 2005, Investors Value Fund loaned securities having a market value of $115,884,158. The Fund received cash collateral amounting to $118,509,533 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Investors Value Fund Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
Jay Gerken
Chief Executive Officer

Date November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date November 29, 2005